Note - 9 - Share Capital - Assumptions for the Fair Value Options (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Risk-free interest rate	0.72%	0.94%
Expected volatility	50.00%	54.00%
Expected dividend yield
Expected life (years)	3	3